Share-Based Compensation (Details Narrative) - USD ($)										1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 17, 2018	Jun. 22, 2018	Apr. 02, 2018	Mar. 29, 2018	Mar. 19, 2018	Feb. 14, 2018	Jan. 02, 2018	Nov. 02, 2016	May 13, 2016	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016	Sep. 30, 2018	Jun. 30, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 31, 2018	Sep. 19, 2014
Option vested years							1 year
Option expiration term							5 years								2 years 1 month 13 days		2 years 1 month 13 days
Options intrinsic value										$ 2,097,415			$ 1,200,000		$ 1,200,000		$ 2,097,415
Number of stock options granted							100,000								1,019,500		374,542	120,971
Option purchase price per share							$ 5.01
Fair value of option							$ 689,000								$ 354,000		$ 25
Discount rate																	1.47%
Expected life																	2 years 6 months
Expected dividends															0.00%		0.00%
Warrants purchased to common stock													1,129,121		1,129,121
Additional contribution for settlement of liabilities															$ 1,149,580
Gain from settlement of liabilities															103,560		$ 861,302
Stock compensation expense													$ 400,000				499,000
Unrecognized compensation expense										$ 1,025,157			$ 2,000,000		$ 2,000,000		$ 1,025,157
Warrant [Member]
Option vested years			4 years
Expected dividends															0.00%
Warrants purchased to common stock													1,129,121		1,129,121
Fair value to warrants		$ 930,000	$ 12,000
Warrant, description		The warrants are exercisable by the holder only after October 1, 2018 and expire on December 31, 2021.
Warrant expiration, date		Dec. 31, 2021
Stock compensation expense															$ 149,000
Warrant exercise price													$ 3.10		$ 3.10
Warrant One [Member]
Warrants purchased to common stock		270,000
Warrant Two [Member]
Warrants purchased to common stock		25,000
Class A Common Stock [Member]
Option expiration term														5 years
Option purchase price per share									$ 0.12
Fair value of option									$ 109,000
Warrants purchased to common stock			5,000																289,253
Strike price		$ 6.00	$ 4.76																$ 3.94
Warrant expiration term			5 years
Qwizdom, Inc [Member]
Option vested years		4 years
Option expiration term		10 years
Number of stock options granted		60,000
Option purchase price per share		$ 5.78
Fair value of option		$ 214,000
EOSEDU, LLC [Member]
Option vested years	4 years
Option expiration term	10 years
Number of stock options granted	32,000
Option purchase price per share	$ 3.08
Fair value of option	$ 63,000
President [Member]
Number of stock options granted							300,000
Chief Executive Officer [Member]
Number of stock options granted							300,000
Former Chief Financial Officer [Member]
Number of stock options granted							300,000
Chief Operating Officer [Member]
Option vested years							1 year				3 years
Option expiration term							5 years				5 years
Number of stock options granted							200,000
Option purchase price per share							$ 5.01				$ 7.00
Fair value of option							$ 459,000				$ 126,000
Employee [Member]
Option vested years						4 years
Option expiration term						5 years
Number of stock options granted						367,500
Option purchase price per share						$ 5.40
Fair value of option						$ 998,000
Chief Financial Officer [Member]
Option vested years					1 year
Option expiration term					5 years						5 years
Number of stock options granted					35,000
Option purchase price per share					$ 4.00						$ 0.0001
Fair value of option					$ 65,000			$ 484,000			$ 204,000
Board of Directors [Member]
Option vested years				1 year
Option expiration term				5 years
Number of stock options granted				25,000
Option purchase price per share				$ 4.06
Fair value of option				$ 47,000
Stock Options [Member]
Option vested years															4 years		4 years
Option expiration term															5 years		5 years
Minimum [Member]
Discount rate										1.75%		0.97%			2.01%			0.97%
Expected life										2 years 1 month 2 days		2 years 6 months			3 years			2 years 6 months
Volatility range										69.00%		0.66%			66.00%			65.00%
Minimum [Member] | Warrant [Member]
Discount rate															2.59%
Expected life															1 year 3 months 4 days
Volatility range															66.00%
Maximum [Member]
Discount rate										2.14%		0.99%			2.89%			0.99%
Expected life										4 years 9 months		3 years 11 months 15 days			6 years			3 years 11 months 15 days
Volatility range										71.00%		0.69%			69.00%			69.00%
Maximum [Member] | Warrant [Member]
Discount rate															2.88%
Expected life															4 years
Volatility range															68.00%
2014 Stock Option Plan [Member]
Number of shares reserved for future issuance													931,026		931,026
Directors Officers Key Employees Consultants [Member]
Share based compensation stock option available for grant										1,577,864							1,577,864			2,390,438
Borad of Directors [Member] | Minimum [Member]
Share based compensation stock option available for grant													300,000		300,000
Borad of Directors [Member] | Maximum [Member]
Share based compensation stock option available for grant													2,690,438		2,690,438